FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 05, 2021
Liabilities:
Warrant liability	$ 315,180	$ 82,620	$ 91,800
Transfer of assets from level 1 to level 2	0
Transfer of assets from level 2 to level 1	0
Transfers to / from level 3	$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Warrants Outstanding	2,875,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Warrants Outstanding	102,000
Recurring
Assets:
Cash and marketable securities held in Trust Account	$ 115,005,972
Recurring | Private Placement Warrants
Liabilities:
Warrant liability	315,180
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	115,005,972
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 315,180